UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC cees Trustee LTD
           -----------------------------------------------------
Address:   La Motte Chambers
           St. Helier
           Jersey, United Kingdom, JE1 1BJ
           -----------------------------------------------------

Form 13F File Number: 28-11601
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Sean Creavy
        -------------------------
Title:  Senior Manager, Client Services & Operations
        -------------------------
Phone:  00 44 1534 501614
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mr Sean Creavy                   Jersey, CI, UK                   2/12/2009
------------------                   --------------                   ----------
   [Signature]                       [City, State]                      [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:           117
                                         ------------
Form 13F Information Table Value Total:      $642,388
                                         ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- -------- --- ---- ------- -------- -------- ------ ----
AK STL HLDG CORP               COM              001547108     29103     3126 SH       Sole                 3126      0    0
AMERICAN CAP LTD               COM              02503Y103     12860     4000 SH       Sole                 4000      0    0
AMERICAN EXPRESS CO            COM              025816109    186912    10068 SH       Sole                10068      0    0
AMERICAN EXPRESS CO            COM              025816109     50126     2700 SH       Sole                 2700      0    0
AMERICAN INTL GROUP INC        COM              026874107     10990     7000 SH       Sole                 7000      0    0
APPLE INC                      COM              037833100    128063     1500 SH       Sole                 1500      0    0
APPLE INC                      COM              037833100     62324      730 SH       Sole                  730      0    0
BARCLAYS BK PLC                IPSP CROIL ETN   06738C786    139586     5978 SH       Sole                 5978      0    0
BARCLAYS BK PLC                IPMS INDIA ETN   06739F291     49429     1560 SH       Sole                 1560      0    0
BARCLAYS BANK PLC              ADR PFD SR 5     06739H362     89790     6000 SH       Sole                 6000      0    0
BARRICK GOLD CORP              COM              067901108     93536     2545 SH       Sole                 2545      0    0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108    193200        2 SH       Sole                    2      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     48188       15 SH       Sole                   15      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    118863       37 SH       Sole                   37      0    0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    128500       40 SH       Sole                   40      0    0
CAMECO CORP                    COM              13321L108     39562     2291 SH       Sole                 2291      0    0
CEMEX SAB DE CV                SPON ADR NEW     151290889      9485     1036 SH       Sole                 1036      0    0
CHESAPEAKE ENERGY CORP         COM              165167107    726750    45000 SH       Sole                45000      0    0
CITIGROUP INC                  COM              172967101     33168     4892 SH       Sole                 4892      0    0
CITIGROUP INC                  COM              172967101     27391     4040 SH       Sole                 4040      0    0
CITIGROUP INC                  COM              172967101     67800    10000 SH       Sole                10000      0    0
CITIGROUP INC                  COM              172967101     26340     3885 SH       Sole                 3885      0    0
CITIGROUP INC                  COM              172967101      1526      225 SH       Sole                  225      0    0
CITIGROUP INC                  COM              172967101      2034      300 SH       Sole                  300      0    0
CITIGROUP INC                  COM              172967101     36409     5370 SH       Sole                 5370      0    0
CITIGROUP INC                  COM              172967101     47311     6978 SH       Sole                 6978      0    0
CITIGROUP INC                  COM              172967101      2102      310 SH       Sole                  310      0    0
CITIGROUP INC                  COM              172967101     13391     1975 SH       Sole                 1975      0    0
CURRENCYSHARES AUSTRALIAN DL   AUSTRALIAN DOL   23129U101     30011      420 SH       Sole                  420      0    0
CURRENCYSHARES SWISS FRANC T   SWISS FRANC SH   23129V109     78398      835 SH       Sole                  835      0    0
CURRENCYSHS JAPANESE YEN TR    JAPANESE YEN     23130A102     45913      418 SH       Sole                  418      0    0
CURRENCYSHARES EURO TR         EURO SHS         23130C108     36796      263 SH       Sole                  263      0    0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    354030     6000 SH       Sole                 6000      0    0
E TRADE FINANCIAL CORP         COM              269246104     10305     9000 SH       Sole                 9000      0    0
EBAY INC                       COM              278642103     34938     2500 SH       Sole                 2500      0    0
F M C CORP                     COM NEW          302491303     55838     1250 SH       Sole                 1250      0    0
FMC TECHNOLOGIES INC           COM              30249U101     26114     1100 SH       Sole                 1100      0    0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105 616497820 16532524 SH       Sole             16532524      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     70603      835 SH       Sole                  835      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     20293      240 SH       Sole                  240      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104     62232      736 SH       Sole                  736      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104      4651       55 SH       Sole                   55      0    0
GOOGLE INC                     CL A             38259P508     44601      145 SH       Sole                  145      0    0
GOOGLE INC                     CL A             38259P508      2153        7 SH       Sole                    7      0    0
ICICI BK LTD                   ADR              45104G104     33609     1750 SH       Sole                 1750      0    0
ISHARES INC                    MSCI BRAZIL      464286400     21429      612 SH       Sole                  612      0    0
ISHARES INC                    MSCI SINGAPORE   464286673     37825     5350 SH       Sole                 5350      0    0
ISHARES INC                    MSCI JAPAN       464286848    719250    75000 SH       Sole                75000      0    0
ISHARES INC                    MSCI JAPAN       464286848    256916    26790 SH       Sole                26790      0    0
ISHARES INC                    MSCI HONG KONG   464286871     37801     3640 SH       Sole                 3640      0    0
ISHARES INC                    MSCI HONG KONG   464286871     29805     2870 SH       Sole                 2870      0    0
ISHARES TR                     BARCLYS TIPS BD  464287176    458165     4620 SH       Sole                 4620      0    0
ISHARES TR                     FTSE XNHUA IDX   464287184     79465     2727 SH       Sole                 2727      0    0
ISHARES TR                     S&P 500 INDEX    464287200     68324      755 SH       Sole                  755      0    0
ISHARES TR                     S&P 500 INDEX    464287200     25972      287 SH       Sole                  287      0    0
ISHARES TR                     S&P LTN AM 40    464287390     25161      990 SH       Sole                  990      0    0
ISHARES TR                     S&P GLB100INDX   464287572     38933      767 SH       Sole                  767      0    0
ISHARES TR                     DJ US FINL SEC   464287788    161008     3548 SH       Sole                 3548      0    0
ISHARES TR                     DJ US FINL SEC   464287788   1642166    36187 SH       Sole                36187      0    0
ISHARES TR                     S&P SMLCAP 600   464287804     26482      602 SH       Sole                  602      0    0
ISHARES TR                     S&P EURO PLUS    464287861    621800    20000 SH       Sole                20000      0    0
ISHARES TR                     S&P EURO PLUS    464287861     32955     1060 SH       Sole                 1060      0    0
ISHARES TR                     HIGH YLD CORP    464288513     79020      900 SH       Sole                  900      0    0
ISHARES SILVER TRUST           ISHARES          46428Q109     42318     3770 SH       Sole                 3770      0    0
ISHARES SILVER TRUST           ISHARES          46428Q109     24920     2220 SH       Sole                 2220      0    0
JPMORGAN & CHASE & CO          COM              46625H100      5654      179 SH       Sole                  179      0    0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104      1943      237 SH       Sole                  237      0    0
JOHNSON & JOHNSON              COM              478160104     71766     1200 SH       Sole                 1200      0    0
KLA-TENCOR CORP                COM              482480100    176094     2500 SH       Sole                 2500      0    0
MANULIFE FINL CORP             COM              56501R106      6151      360 SH       Sole                  360      0    0
MARKET VECTORS ETF TR          RUSSIA ETF       57060U506      9297      710 SH       Sole                  710      0    0
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605     55620     2000 SH       Sole                 2000      0    0
MERRILL LYNCH & CO INC         COM              590188108     20831     1785 SH       Sole                 1785      0    0
MORGAN STANLEY                 COM NEW          617446448     19178     1196 SH       Sole                 1196      0    0
MORGAN STANLEY                 COM NEW          617446448     43295     2700 SH       Sole                 2700      0    0
NATIONAL OILWELL VARCO INC     COM              637071101   1714300    70000 SH       Sole                70000      0    0
NEXEN INC                      COM              65334H102     18544     1054 SH       Sole                 1055      0    0
PACIFIC ETHANOL INC            COM              69423U107      3225     7500 SH       Sole                 7500      0    0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408   1110830    45340 SH       Sole                45340      0    0
PFIZER INC                     COM              717081103     17760     1000 SH       Sole                 1000      0    0
POTASH CORP SASK INC           COM              73755L107     82807     1123 SH       Sole                 1124      0    0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575     72175     5000 SH       Sole                 5000      0    0
PRIDE INTL INC DEL             COM              74153Q102    880550    55000 SH       Sole                55000      0    0
PROSHARES TR                   PSHS ULT S&P 500 74347R107    134232     5100 SH       Sole                 5100      0    0
PROSHARES TR                   PSHS ULTSHT FINL 74347R628     35508      344 SH       Sole                  344      0    0
PROSHARES TR                   PSHS ULTSHT FINL 74347R628     50165      486 SH       Sole                  486      0    0
PROSHARES TR                   PSHS ULTSHT FINL 74347R628     17754      172 SH       Sole                  172      0    0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     34935     5808 SH       Sole                 5808      0    0
PROSHARES TR                   PSHS ULTRA FINL  74347R743     12030     2000 SH       Sole                 2000      0    0
PROSHARES TR                   PSHS ULT BASMATL 74347R776    114640     8000 SH       Sole                 8000      0    0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     26770      378 SH       Sole                  378      0    0
PROSHARES TR                   PSHS ULSHT SP500 74347R883     59985      847 SH       Sole                  847      0    0
RESEARCH IN MOTION LTD         COM              760975102     21361      525 SH       Sole                  525      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102     90711     3060 SH       Sole                 3060      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   2954180    99655 SH       Sole                99655      0    0
ROYAL BK CDA MONTREAL QUE      COM              780087102   5455191   184023 SH       Sole               184023      0    0
SPDR TR                        UNIT SER 1       78462F103    663264     7350 SH       Sole                 7350      0    0
SPDR TR                        UNIT SER 1       78462F103    663264     7350 SH       Sole                 7350      0    0
SPDR TR                        UNIT SER 1       78462F103    968275    10730 SH       Sole                10730      0    0
SPDR TR                        UNIT SER 1       78462F103     37901      420 SH       Sole                  420      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107    224610     2595 SH       Sole                 2595      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107     63185      730 SH       Sole                  730      0    0
SPDR GOLD TRUST                GOLD SHS         78463V107     95211     1100 SH       Sole                 1100      0    0
SPDR INDEX SHS FDS             S&P CHINA ETF    78463X400     23100      500 SH       Sole                  500      0    0
SPDR SERIES TRUST              SPDR KBW BK ETF  78464A797     37375     1700 SH       Sole                 1700      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     92128     7335 SH       Sole                 7335      0    0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605     12560     1000 SH       Sole                 1000      0    0
SMITH & NEPHEW PLC             SPDN ADR NEW     83175M205   1293308    40115 SH       Sole                40115      0    0
SOUTHERN COPPER CORP           COM              84265V105     47095     2937 SH       Sole                 2937      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603    149600    20000 SH       Sole                20000      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603      5760      770 SH       Sole                  770      0    0
SWEDISH EXPT CR CORP           ROG ARGI ETN22   870297603     47872     6400 SH       Sole                 6400      0    0
TORONTO DOMINION BK ONT        COM NEW          891160509      7161      200 SH       Sole                  200      0    0
URANIUM RES INC                COM PAR $0.001   916901507     19125    25000 SH       Sole                25000      0    0
WHOLE FOODS MKT INC            COM              966837106      1256      133 SH       Sole                  133      0    0
NOBLE CORPORATION              SHS              G65422100    331350    15000 SH       Sole                15000      0    0
UBS AG                         SHS NEW          H89231338     74411     5220 SH       Sole                 5220      0    0